Other Balance Sheet Components - Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property and equipment, net:
Property and equipment, gross	$ 205,594	$ 179,545
Less: Accumulated depreciation	(137,198)	(118,913)
Property and equipment, net	68,396	60,632
Computers and equipment
Property and equipment, net:
Property and equipment, gross	188,476	165,880
Leasehold improvements
Property and equipment, net:
Property and equipment, gross	7,331	6,429
Furniture and fixtures
Property and equipment, net:
Property and equipment, gross	2,554	2,159
Other
Property and equipment, net:
Property and equipment, gross	$ 7,233	$ 5,077